SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
Significant Accounting Policies
NOTE B—SIGNIFICANT ACCOUNTING POLICIES

Estimates:  The preparation of consolidated financial statements, in conformity with generally accepted accounting principles in the United States of America, requires management to make significant estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results will differ from those estimates because of the inherent subjectivity and inaccuracy of any estimation.

Cash and Cash Equivalents:  Cash and cash equivalents include cash on hand, amounts due from banks (interest-bearing and noninterest-bearing), money-market funds and federal funds sold.  Generally, federal funds transactions are entered into for a one-day period.

Loans Held For Sale:  Loans held for sale represent residential real estate mortgage loans held for sale into the secondary market.  Loans held for sale are stated at the aggregate lower of cost or market.  Fees from the origination of loans held for sale are recognized in the period the loans are originated.  Government-guaranteed loans which may be sold after origination are not classified as held-for-sale inasmuch as the sale of such loans is largely dependent upon the extent to which gains may be realized.

Derivatives:  Residential real estate mortgage loans held for sale are originated by Capitol's banks.  When a customer has locked the interest rate on a mortgage application, and the banks have approved a loan commitment, the interest rate lock agreement is treated as a derivative, and a firm loan commitment.  The banks use forward delivery commitments to sell the mortgage loans into the secondary market.  The interest rate lock and forward delivery commitments are derivatives, and are offsetting agreements that serve as a hedge of the banks' exposure to interest rate changes and the resulting fluctuation of the commitments.  The fair value of the commitments are netted and recorded in the balance sheet with changes in fair value recorded in the statement of operations.

Investment Securities:  Investment securities available for sale are carried at fair value with unrealized gains and losses reported as a separate component of stockholders' equity, net of tax effect (accumulated other comprehensive income).  All other investment securities are classified as held for long-term investment and are carried at amortized cost which approximates fair value (see Note D).

Investments are classified at the date of purchase based on management's analysis of liquidity and other factors.  The adjusted cost of the specific securities sold is used to compute realized gains or losses.  Premiums and discounts are recognized in interest income using the interest method over the period to maturity.

Loans, Credit Risk and Allowance for Loan Losses:  Portfolio loans are carried at their principal balance based on management's intent and ability to hold such loans for the foreseeable future until maturity or repayment.  Capitol primarily presents its portfolio loan information on a segment basis that is further subdivided into classes on the basis of collateral types.

Credit risk arises from making loans and loan commitments in the ordinary course of business.  Substantially all portfolio loans are made to borrowers in the banks' communities.  Consistent with the banks' emphasis on business lending, there are concentrations of credit risk in loans secured by commercial real estate and less significant levels of concentration risk may exist in loans secured by equipment and other business assets.  The maximum potential credit risk to Capitol, without regard to underlying collateral and guarantees, is the total of loans and loan commitments outstanding.  Management reduces exposure to losses from credit risk by requiring collateral and/or guarantees for loans and by monitoring concentrations of credit, in addition to recording provisions for loan losses and maintaining an allowance for loan losses.

The allowance for loan losses is maintained at a level believed adequate by management to absorb estimated losses inherent in the portfolio at the balance-sheet date.  Management's determination of the adequacy of the allowance for loan losses is an estimate based on evaluation of the portfolio (including potential impairment of individual loans and concentrations of credit), past loss experience, current economic conditions, volume, amount and composition of the loan portfolio, loan commitments outstanding and other factors.  The allowance is increased by provisions for loan losses charged to operations and reduced by net charge-offs.  Delinquent loans are generally charged-off at 120 days past due for closed-end loans and 180 days past due for revolving lines of credit or at an earlier time if a loss-confirming event has occurred, unless the loan is both well-secured and in process of collection.  Because the allowance for loan losses is based on significant estimates, actual future loan losses will differ from such estimates.

The allowance for loan losses consists of specific and general components.  The specific component relates to loans that are individually classified as impaired, including loans which are considered to be troubled debt restructurings.  The general component covers non-classified loans and is based on historical loss experience adjusted for current qualitative environmental factors.  The Corporation maintains a loss history analysis that tracks loan losses and recoveries based on loan class as well as the loan risk grade assignment.

For all classes of loans, a loan is placed into nonaccrual status generally before the loan becomes 90 days past due if it becomes probable that the borrower cannot make all scheduled payments, full repayment of principal and interest is not expected or the loan is identified as having loss elements, or when any loan becomes past due 90 days or more unless the loan is determined to be well secured and in the process of collection.  Loans are returned to accrual status when all of the principal and interest amounts contractually due have been brought current, have demonstrated timely payment performance for a period of time and future payments are reasonably assured.

For all classes of loans, a loan is considered impaired when it is probable that all amounts due according to the contractual terms of a loan agreement will not be collected, including contractually scheduled interest and principal payments.  At a minimum, all loans greater than $500,000 or $250,000 (based on aggregate relationship) are individually evaluated for impairment for banking subsidiaries with total assets of $200 million or more or less than $200 million, respectively, when it is determined the loan is impaired.  A specific allowance allocation may be recorded for troubled debt restructurings or a charge-down taken in the amount of the impairment to reduce the loan to its net realizable value.  No reserve allocation is considered necessary when there is sufficient collateral that is held to protect the bank from loss on impaired loans.  Groups of smaller-balance homogeneous loans are collectively evaluated for impairment and, accordingly, these loans are not generally separately identified for impairment evaluation.

Loan modifications or restructurings are accounted for as troubled debt restructurings if, for economic or legal reasons, it has been determined that a borrower is experiencing financial difficulties and the bank grants a "concession" to the borrower that it would not otherwise consider.  For all classes of loans, a troubled debt restructuring may involve a modification of terms, such as a reduction of the stated interest rate or loan balance, a reduction of accrued interest, an extension of the maturity date at an interest rate lower than a current market rate for a new loan with similar risk, or some combination thereof involving a concession to the borrower to facilitate repayment.  Loans modified and classified as troubled debt restructurings are impaired loans.  Troubled debt restructurings generally remain classified as impaired until the borrower has demonstrated timely payment performance for a period of time pursuant to the modified terms of the loan, or renewed at an interest rate that is at a market rate for loans with similar risk characteristics.

Capitol's banks have stand-by letters of credit outstanding that, when issued, commit the banks to make payments on behalf of customers if certain specified future events occur, generally being nonpayment by the customer to a counterparty.  These obligations generally expire within one year and require collateral and/or personal guarantees by the borrower and its principals based on management's assessment of loss exposure.  The maximum credit risk associated with these instruments equals their contractual amounts, assuming that the borrower defaults and related collateral proves to be worthless.  The total contractual amounts do not necessarily represent future cash requirements since many of those guarantees expire without being drawn upon.

Credit risk also arises from amounts of funds on deposit at other financial institutions (i.e., due from banks) to the extent balances exceed the limits of deposit insurance.  Capitol periodically monitors the financial position of such financial institutions to evaluate credit risk.

Interest and Fees on Loans:  Interest income on loans is recognized based upon the principal balance of loans outstanding.  Loan origination fees and direct loan origination costs are deferred and amortized over the life of the related loans as an adjustment of yield.  Direct costs of successful origination of portfolio loans generally exceed fees from loan originations (net deferred costs approximated $1.2 million and $1.6 million at December 31, 2012 and 2011, respectively).

For all classes of loans, the accrual of interest is generally discontinued when a loan becomes 90 days past due as to interest (i.e., placed on nonaccrual status).  When interest accruals are discontinued, interest previously accrued (but unpaid) is reversed against interest income.  Interest payments subsequently received on such loans may be accounted for on a cash basis as to interest income, provided that collectability of principal is expected and until the loan qualifies for being returned to accrual status.  If collectability of principal is not expected, subsequent payments of interest are applied to principal.  Management may elect to continue the accrual of interest when the estimated net realizable value of collateral is sufficient to cover the principal balance and accrued interest and the loan is in the process of collection.

Transfers of Financial Assets:  Transfers of financial assets are accounted for as sales when control over the transferred asset has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the bank and are presumptively beyond the reach of the bank and its creditors (even in bankruptcy or other receivership), (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the bank does not maintain effective control over the transferred asset through an agreement to repurchase it before maturity or the ability to unilaterally cause the holder to return specific assets.  Transfers of financial assets are generally limited to participating interests in commercial loans sold as well as sale of government-guaranteed loans and the sale of residential mortgage loans into the secondary market, the extent of which is disclosed in the consolidated statements of cash flows.

Premises and Equipment:  Premises and equipment are stated on the basis of cost.  Depreciation, which relates primarily to equipment, furniture and software with estimated useful lives of approximately three to seven years, is computed principally by the straight-line method.  Buildings are generally depreciated on a straight-line basis with estimated useful lives of approximately 40 years.  Leasehold improvements are generally depreciated over the shorter of the respective lease term or estimated useful life.

Other Real Estate:  Other real estate is comprised of properties acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure.  At the time of foreclosure, the carrying value of such properties is adjusted to estimated fair value (less estimated costs to sell) when transferred from portfolio loans to other real estate owned, establishing a new cost-basis.  These properties held for sale are subsequently carried at the lower of the new cost-basis or estimated fair value (less estimated costs to sell) and are periodically reviewed for subsequent impairment.

Fair Values of Financial Instruments:  Fair values of financial instruments are estimated using market information and other assumptions and involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, assumptions and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or market conditions could significantly affect such estimates.

Share-Based Compensation:  Stock options state a specific exercise price and expiration date and may be exercised by the optionee upon payment of the exercise price and related taxes due from the optionee; the Corporation, in its discretion, may permit cashless exercises of stock options.  Generally, previously unissued shares of common stock are issued upon exercise of stock options.  Compensation expense for stock option awards is recognized ratably over the vesting period of the award based on the fair value of the option, computed using a Black-Scholes valuation model.  Compensation expense for awards of restricted common stock is recognized ratably over the vesting periods of such awards (generally ranging from four to fifteen years), based on the fair value of the common stock on the date of grant.  Stock price volatility used in a Black-Scholes valuation model for stock options is based on historical volatility.  The risk-free interest rate is based on the yield of U.S. government securities with a maturity date consistent with the expected option life.  The expected option life is estimated based on past exercise behavior of optionees and the related option term.

Trust Assets and Related Income:  Customer property, other than funds on deposit, held in a fiduciary or agency capacity by Capitol's banks is not included in the consolidated balance sheet because it is not an asset of the banks or Capitol.  Trust and wealth-management revenues are recorded on the accrual method.

Federal Income Taxes:  Capitol and its subsidiaries which are owned 80% or more by Capitol file a consolidated federal income tax return.  Deferred federal income taxes are recognized for the tax consequences of temporary differences by applying enacted tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.  When it is determined that realization of deferred tax assets may be in doubt, a valuation allowance is recorded to reduce those assets to the amount which is more-likely-than-not realizable.  The effect on income taxes of a change in tax laws or rates is recognized in operations in the period that includes the enactment date.

Net Loss Per Share Attributable to Capitol:  Basic net loss per share attributable to Capitol is computed by dividing net loss attributable to Capitol by the weighted-average number of common shares outstanding, exclusive of unvested restricted shares outstanding.  Diluted net loss per share attributable to Capitol is based on the weighted-average number of common shares outstanding, plus common share equivalents calculated for stock options, warrants and restricted common stock outstanding using the treasury stock method.  Common stock equivalents are excluded from per-share computations to the extent they are antidilutive.

Comprehensive Income (Loss):  Comprehensive income (loss) is the sum of net income (loss) and certain items which are charged or credited to equity which, for Capitol, is the net change in the fair value adjustment for investment securities available for sale.

New Accounting Standards:  In April 2011, an accounting standards update was issued to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets on substantially the agreed upon terms.  This standard eliminates consideration of the transferor's ability to fulfill its contractual rights and obligations from the criteria, as well as related implementation guidance (i.e., that it possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets), in determining effective control, even in the event of default by the transferee.  Other criteria applicable to the assessment of effective control are not changed by this new guidance.  This new guidance became effective January 1, 2012 and did not have any effect on the Corporation's consolidated financial statements upon implementation.

In May 2011, an accounting standards update was issued which amended the fair value measurement and disclosure requirements to explain how to measure fair value in certain instances; however, this update does not require additional fair value measurements.  Some of the amendments include clarification regarding the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's stockholders' equity, measuring the fair value of financial instruments that are managed within a portfolio, application of premiums and discounts in a fair value measurement, expanded disclosure requirements to include quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy, and expanded disclosure of the categorization by level of the fair value hierarchy for the items that are not measured at fair value in the balance sheet, but for where the estimated fair value is required to be disclosed (i.e., portfolio loans and deposits).  This new guidance was effective prospectively beginning January 1, 2012 and did not have a material effect on the Corporation's consolidated financial statements upon implementation.

The new disclosures of the fair value levels of the Corporation's assets and liabilities are set forth in Note Q.

In June 2011, an accounting standards update was issued to amend the options available for the presentation of other comprehensive income.  An entity has the option of presenting the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements, but may no longer present the components of comprehensive income as part of the statement of equity.  This new guidance was effective retrospectively for all annual and interim periods presented beginning January 1, 2012 and the Corporation now presents a separate consolidated statement of comprehensive income.

In February 2013, an accounting standards update was issued to amend and improve the reporting of reclassifications out of accumulated other comprehensive income.  The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements.  However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts.  This new guidance is effective prospectively for all annual and interim periods beginning January 1, 2013 and management does not expect it will have a material effect on the Corporation's consolidated financial statements upon implementation.

A variety of proposed or otherwise potential accounting standards are currently under study by standard-setting organizations and various regulatory agencies.  Because of the tentative and preliminary nature of these proposed standards, management has not determined whether implementation of such proposed standards would be material to the Corporation's consolidated financial statements.